Shareholder Report, Holdings (Details)	Sep. 30, 2024
Brandes International Small Cap Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.89%
Brandes International Small Cap Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
Brandes International Small Cap Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Brandes International Small Cap Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
Brandes International Small Cap Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Brandes International Small Cap Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
Brandes International Small Cap Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
Brandes International Small Cap Equity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Brandes International Small Cap Equity Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Brandes International Small Cap Equity Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Brandes International Small Cap Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Brandes International Small Cap Equity Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Brandes Emerging Markets Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Brandes Emerging Markets Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.68%
Brandes Emerging Markets Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.26%
Brandes Emerging Markets Value Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%
Brandes Emerging Markets Value Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Brandes Emerging Markets Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.69%
Brandes Emerging Markets Value Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Brandes Emerging Markets Value Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Brandes Emerging Markets Value Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.35%
Brandes Emerging Markets Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Brandes Emerging Markets Value Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Brandes International Equity Fund - Class R6 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.37%
Brandes International Equity Fund - Class R6 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.29%
Brandes International Equity Fund - Class R6 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.19%
Brandes International Equity Fund - Class R6 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.66%
Brandes International Equity Fund - Class R6 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
Brandes International Equity Fund - Class R6 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Brandes International Equity Fund - Class R6 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.86%
Brandes International Equity Fund - Class R6 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Brandes International Equity Fund - Class R6 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Brandes International Equity Fund - Class R6 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
Brandes International Equity Fund - Class R6 [Member] | Short-Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Brandes Core Plus Fixed Income Fund - Class A | US Governments [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.93%
Brandes Core Plus Fixed Income Fund - Class A | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.15%
Brandes Core Plus Fixed Income Fund - Class A | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Brandes Core Plus Fixed Income Fund - Class A | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
Brandes Core Plus Fixed Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Brandes International Small Cap Equity Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.89%
Brandes International Small Cap Equity Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
Brandes International Small Cap Equity Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Brandes International Small Cap Equity Fund - Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
Brandes International Small Cap Equity Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Brandes International Small Cap Equity Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
Brandes International Small Cap Equity Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
Brandes International Small Cap Equity Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Brandes International Small Cap Equity Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Brandes International Small Cap Equity Fund - Class R6 | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Brandes International Small Cap Equity Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Brandes International Small Cap Equity Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Brandes Global Equity Fund - Class I [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%
Brandes Global Equity Fund - Class I [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.66%
Brandes Global Equity Fund - Class I [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
Brandes Global Equity Fund - Class I [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
Brandes Global Equity Fund - Class I [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Brandes Global Equity Fund - Class I [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Brandes Global Equity Fund - Class I [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.46%
Brandes Global Equity Fund - Class I [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Brandes Global Equity Fund - Class I [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Brandes Global Equity Fund - Class I [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Brandes Separately Managed Account Reserve Trust - Fund Level | US Governments [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.95%
Brandes Separately Managed Account Reserve Trust - Fund Level | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.83%
Brandes Separately Managed Account Reserve Trust - Fund Level | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
Brandes Separately Managed Account Reserve Trust - Fund Level | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
Brandes Separately Managed Account Reserve Trust - Fund Level | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Brandes Separately Managed Account Reserve Trust - Fund Level | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Brandes International Equity Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.37%
Brandes International Equity Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.29%
Brandes International Equity Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.19%
Brandes International Equity Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.66%
Brandes International Equity Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
Brandes International Equity Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Brandes International Equity Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.86%
Brandes International Equity Fund - Class I | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
Brandes International Equity Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Brandes International Equity Fund - Class I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Brandes International Equity Fund - Class I | Short-Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Brandes International Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.37%
Brandes International Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.29%
Brandes International Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.19%
Brandes International Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.66%
Brandes International Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
Brandes International Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Brandes International Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.86%
Brandes International Equity Fund - Class C | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
Brandes International Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Brandes International Equity Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Brandes International Equity Fund - Class C | Short-Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Brandes Emerging Markets Value Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Brandes Emerging Markets Value Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.68%
Brandes Emerging Markets Value Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.26%
Brandes Emerging Markets Value Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%
Brandes Emerging Markets Value Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Brandes Emerging Markets Value Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.69%
Brandes Emerging Markets Value Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Brandes Emerging Markets Value Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Brandes Emerging Markets Value Fund - Class I | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.35%
Brandes Emerging Markets Value Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Brandes Emerging Markets Value Fund - Class I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Brandes Global Equity Fund - Class C [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%
Brandes Global Equity Fund - Class C [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.66%
Brandes Global Equity Fund - Class C [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
Brandes Global Equity Fund - Class C [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
Brandes Global Equity Fund - Class C [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Brandes Global Equity Fund - Class C [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Brandes Global Equity Fund - Class C [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.46%
Brandes Global Equity Fund - Class C [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Brandes Global Equity Fund - Class C [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Brandes Global Equity Fund - Class C [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Brandes Core Plus Fixed Income Fund - Class R6 | US Governments [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.93%
Brandes Core Plus Fixed Income Fund - Class R6 | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.15%
Brandes Core Plus Fixed Income Fund - Class R6 | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Brandes Core Plus Fixed Income Fund - Class R6 | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
Brandes Core Plus Fixed Income Fund - Class R6 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Brandes Small Cap Value Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.93%
Brandes Small Cap Value Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Brandes Small Cap Value Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
Brandes Small Cap Value Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.21%
Brandes Small Cap Value Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Brandes Small Cap Value Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
Brandes Small Cap Value Fund Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Brandes Small Cap Value Fund Class I | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.26%
Brandes Small Cap Value Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
Brandes Small Cap Value Fund Class I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Brandes Core Plus Fixed Income Fund - Class I | US Governments [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.93%
Brandes Core Plus Fixed Income Fund - Class I | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.15%
Brandes Core Plus Fixed Income Fund - Class I | Federal and Federally Sponsored Credits [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
Brandes Core Plus Fixed Income Fund - Class I | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%
Brandes Core Plus Fixed Income Fund - Class I | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Brandes Global Equity Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%
Brandes Global Equity Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.66%
Brandes Global Equity Fund - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.97%
Brandes Global Equity Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.79%
Brandes Global Equity Fund - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.67%
Brandes Global Equity Fund - Class A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Brandes Global Equity Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.46%
Brandes Global Equity Fund - Class A [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Brandes Global Equity Fund - Class A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Brandes Global Equity Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.66%
Brandes International Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.37%
Brandes International Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.29%
Brandes International Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.19%
Brandes International Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.66%
Brandes International Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%
Brandes International Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Brandes International Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.86%
Brandes International Equity Fund - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
Brandes International Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
Brandes International Equity Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Brandes International Equity Fund - Class A | Short-Term Investments Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Brandes Emerging Markets Value Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Brandes Emerging Markets Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.68%
Brandes Emerging Markets Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.26%
Brandes Emerging Markets Value Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%
Brandes Emerging Markets Value Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Brandes Emerging Markets Value Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.69%
Brandes Emerging Markets Value Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Brandes Emerging Markets Value Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Brandes Emerging Markets Value Fund - Class C | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.35%
Brandes Emerging Markets Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Brandes Emerging Markets Value Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Brandes International Small Cap Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.89%
Brandes International Small Cap Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
Brandes International Small Cap Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Brandes International Small Cap Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
Brandes International Small Cap Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Brandes International Small Cap Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
Brandes International Small Cap Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
Brandes International Small Cap Equity Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Brandes International Small Cap Equity Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Brandes International Small Cap Equity Fund - Class C | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Brandes International Small Cap Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Brandes International Small Cap Equity Fund - Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Brandes Small Cap Value Fund Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.93%
Brandes Small Cap Value Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Brandes Small Cap Value Fund Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
Brandes Small Cap Value Fund Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.21%
Brandes Small Cap Value Fund Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Brandes Small Cap Value Fund Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
Brandes Small Cap Value Fund Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Brandes Small Cap Value Fund Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.26%
Brandes Small Cap Value Fund Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
Brandes Small Cap Value Fund Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Brandes Emerging Markets Value Fund - Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Brandes Emerging Markets Value Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.68%
Brandes Emerging Markets Value Fund - Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.26%
Brandes Emerging Markets Value Fund - Class R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.55%
Brandes Emerging Markets Value Fund - Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Brandes Emerging Markets Value Fund - Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.69%
Brandes Emerging Markets Value Fund - Class R6 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Brandes Emerging Markets Value Fund - Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Brandes Emerging Markets Value Fund - Class R6 | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.35%
Brandes Emerging Markets Value Fund - Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Brandes Emerging Markets Value Fund - Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Brandes International Small Cap Equity Fund - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.89%
Brandes International Small Cap Equity Fund - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.27%
Brandes International Small Cap Equity Fund - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
Brandes International Small Cap Equity Fund - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.43%
Brandes International Small Cap Equity Fund - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Brandes International Small Cap Equity Fund - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
Brandes International Small Cap Equity Fund - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
Brandes International Small Cap Equity Fund - Class I | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
Brandes International Small Cap Equity Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Brandes International Small Cap Equity Fund - Class I | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Brandes International Small Cap Equity Fund - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Brandes International Small Cap Equity Fund - Class I | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Brandes Small Cap Value Fund Class R6 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.93%
Brandes Small Cap Value Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Brandes Small Cap Value Fund Class R6 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%
Brandes Small Cap Value Fund Class R6 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.21%
Brandes Small Cap Value Fund Class R6 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Brandes Small Cap Value Fund Class R6 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
Brandes Small Cap Value Fund Class R6 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Brandes Small Cap Value Fund Class R6 | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.26%
Brandes Small Cap Value Fund Class R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
Brandes Small Cap Value Fund Class R6 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%